Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	81 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 20, 2018
C000199169 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Account Value	$ 12,578	$ 12,578	$ 12,578	$ 12,519	$ 11,256	$ 15,025	$ 11,719	$ 11,876	$ 9,311	$ 9,425
Average Annual Return, Percent	(5.32%)	(0.04%)	3.44%
C000199169 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Account Value	$ 13,345	$ 13,345	$ 13,345	13,282	11,943	15,942	12,434	12,600	9,879	10,000
Average Annual Return, Percent	0.47%	1.16%	4.35%
C000199170 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Account Value	$ 12,674	$ 12,674	$ 12,674	12,709	11,512	15,485	12,177	12,431	9,823	10,000
Average Annual Return, Percent	(0.27%)	0.39%	3.55%
C000199171 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Account Value	$ 13,632	$ 13,632	$ 13,632	13,530	12,123	16,130	12,545	12,666	9,903	10,000
Average Annual Return, Percent	0.76%	1.48%	4.67%
C000199172 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Account Value	$ 13,567	$ 13,567	$ 13,567	13,470	12,081	16,086	12,521	12,649	9,897	10,000
Average Annual Return, Percent	0.72%	1.41%	4.60%
MSCI ACWI Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net)
Account Value	$ 18,308	$ 18,308	$ 18,308	15,582	12,751	15,620	13,177	11,335	8,953	10,000
Average Annual Return, Percent	17.49%	10.06%	9.32%
FTSE EPRA Nareit Developed Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE EPRA/Nareit Developed Index (Net)
Account Value	$ 11,487	$ 11,487	$ 11,487	$ 11,380	$ 10,376	$ 13,852	$ 10,985	$ 12,077	$ 9,906	$ 10,000
Average Annual Return, Percent	0.94%	(1.00%)	2.06%
Lipper Global Real Estate Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Global Real Estate Funds Classification Average
Average Annual Return, Percent	1.51%	0.21%	3.13%